Derivative financial instruments - Composition of the operations to be settled that are part of the liability for hedging derivative instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Fair value	$ (8,839)	$ (6,976)
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Amount		275,000
Fair value	0	$ (644)
October 2022 One
Disclosure of derivative financial instruments [Line Items]
Amount		81,666
LIBOR of three months, Fixed interest rate (as a percent)		2.632%
Fair value		$ (191)
October 2022 One | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.06%
October 2022 One | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.14%
October 2022 Two
Disclosure of derivative financial instruments [Line Items]
Amount		74,167
LIBOR of three months, Fixed interest rate (as a percent)		2.632%
Fair value		$ (174)
October 2022 Two | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.06%
October 2022 Two | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.14%
October 2022 Three
Disclosure of derivative financial instruments [Line Items]
Amount		74,167
LIBOR of three months, Fixed interest rate (as a percent)		0.732%
Fair value		$ (174)
October 2022 Three | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		0.16%
October 2022 Three | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		0.24%
July 2022
Disclosure of derivative financial instruments [Line Items]
Amount		45,000
LIBOR of three months, Fixed interest rate (as a percent)		2.632%
Fair value		$ (105)
July 2022 | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.06%
July 2022 | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)		2.14%
Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Fair value	$ 8,839	$ (6,332)